Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 5,384	€ 5,717
Property, plant and equipment	126,295	108,112
Investment in associate	43,639	9,176
Deposits	1,713	1,375
Marketable securities	71,614	115,280
Total non-current assets	248,645	239,660
Current assets
Inventories	55,270	0
Trade receivables	533	387
Other receivables	20,258	6,957
Prepayments	22,239	13,994
Marketable securities	165,347	134,278
Cash and cash equivalents	692,941	584,517
Total current assets	956,588	740,133
Total assets	1,205,233	979,793
Equity
Share capital	7,638	7,217
Distributable equity	985,924	831,494
Total equity	993,562	838,711
Non-current liabilities
Lease liabilities	95,553	85,116
Other payables	0	3,162
Total non-current liabilities	95,553	88,278
Current liabilities
Lease liabilities	6,748	6,859
Contract liabilities	36	363
Trade payables and accrued expenses	76,471	21,897
Other payables	32,362	23,384
Income taxes payable	501	301
Total current liabilities	116,118	52,804
Total liabilities	211,671	141,082
Total equity and liabilities	€ 1,205,233	€ 979,793